BENEFIT PLANS - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Retirement Benefits [Abstract]
Percentage of Employer Match for up to Six Percent of Participants Earnings	50.00%
Percentage of Employee Match for Employer Contribution	6.00%
Defined Contribution Plan, Cost	$ 319	$ 279	$ 268
Group Term Replacement Plan, Cost Recognized	155	13	150
Executive Supplemental Retirement Agreements, Cost Recognized	517	(115)	708
Performance-Based Incentive Plan Expense	1,465	1,565	605
Supplemental Executive Retirement Plan, Cost Recognized	$ 35	$ 58	$ 45